Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables.
Trade and Other Receivables

10. Trade and Other Receivables

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Collaboration receivables	3,358	—
Prepayments	2,627	2,410
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	313	835
Total	6,800	3,747

All receivables are considered short-term and due within one year. At December 31, 2025 collaboration receivables consisted of amounts receivable from Lilly. At December 31, 2025 and 2024, prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At December 31, 2025 and 2024, other receivables consisted principally of accrued grant income and deposits. As at December 31, 2025 and 2024, the accrued grant income relating to Rett Syndrome Research Trust (“RSRT”) includes the initial fair value of the warrants issued to RSRT that was accounted for as a reduction of the transaction price. The agreement with RSRT is described in Note 25.